UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-22044
Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Diversified Equity Income Fund                                          as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 98.6%

Security	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co.	144,783	$15,200,767
United Technologies Corp.	192,065	15,457,391
		$30,658,158
Auto Components — 0.6%
Johnson Controls, Inc.	74,270	$8,772,030
		$8,772,030
Beverages — 1.0%
Coca-Cola Co. (The)	234,261	$13,462,980
		$13,462,980
Biotechnology — 1.3%
Cephalon, Inc. (2)	117,798	$8,606,322
Gilead Sciences, Inc. (2)	225,435	9,213,528
		$17,819,850
Capital Markets — 3.9%
Ameriprise Financial, Inc.	132,871	$8,385,489
Goldman Sachs Group, Inc.	95,080	20,607,639
Merrill Lynch & Co., Inc.	232,460	16,569,749
T. Rowe Price Group, Inc.	154,325	8,594,359
		$54,157,236
Chemicals — 1.7%
E.I. du Pont de Nemours & Co.	479,641	$23,771,008
		$23,771,008
Commercial Banks — 2.9%
Wachovia Corp.	793,367	$39,787,355
		$39,787,355
Communications Equipment — 2.0%
Cisco Systems, Inc. (2)	312,158	$10,335,551
Corning, Inc.	345,320	8,512,138
QUALCOMM, Inc.	202,070	8,539,478
		$27,387,167
Computer Peripherals — 3.1%
Apple, Inc. (2)	73,752	$11,323,882
Hewlett-Packard Co.	178,977	8,911,265
International Business Machines Corp.	123,229	14,516,376
Network Appliance, Inc. (2)	287,509	7,736,867
		$42,488,390

Diversified Financial Services — 9.5%
Bank of America Corp.	780,707	$39,246,141
Citigroup, Inc.	793,705	37,042,212
ING Groep NV ADR	566,225	25,089,430
JPMorgan Chase & Co.	625,616	28,665,725
		$130,043,508
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	778,787	$32,950,478
Verizon Communications, Inc.	469,744	20,800,264
		$53,750,742
Electrical Equipment — 2.6%
Emerson Electric Co.	673,765	$35,857,773
		$35,857,773
Energy Equipment & Services — 1.9%
Schlumberger, Ltd. (3)	158,544	$16,647,120
Transocean, Inc. (2)(3)	79,253	8,959,552
		$25,606,672
Food & Staples Retailing — 2.3%
Kroger Co.	309,765	$8,834,498
Sysco Corp.	310,199	11,039,982
Wal-Mart Stores, Inc.	281,482	12,286,689
		$32,161,169
Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.	419,764	$23,624,318
Medtronic, Inc.	276,048	15,571,868
		$39,196,186
Health Care Providers & Services — 1.5%
Aetna, Inc.	216,877	$11,769,915
UnitedHealth Group, Inc.	174,278	8,440,284
		$20,210,199
Hotels, Restaurants & Leisure — 3.1%
International Game Technology	274,105	$11,813,926
McDonald’s Corp.	244,567	13,321,564
Starwood Hotels & Resorts Worldwide, Inc.	283,549	17,225,602
		$42,361,092
Household Products — 2.6%
Colgate-Palmolive Co.	124,293	$8,864,577
Kimberly-Clark Corp.	229,682	16,137,457
Procter & Gamble Co.	151,338	10,645,115
		$35,647,149

Industrial Conglomerates — 3.1%
General Electric Co.	1,022,516	$42,332,162
		$42,332,162
Insurance — 0.7%
MBIA, Inc.	163,938	$10,008,415
		$10,008,415
Internet Software & Services — 1.9%
Akamai Technologies, Inc. (2)	199,392	$5,728,532
eBay, Inc. (2)	255,145	9,955,758
Google, Inc., Class A (2)	17,599	9,983,385
		$25,667,675
IT Services — 2.5%
Accenture Ltd., Class A (3)	310,000	$12,477,500
MasterCard, Inc., Class A	55,757	8,250,363
Paychex, Inc.	347,096	14,230,936
		$34,958,799
Machinery — 3.6%
Deere & Co.	192,705	$28,601,276
Eaton Corp.	207,011	20,502,369
		$49,103,645
Media — 2.7%
Time Warner, Inc.	826,168	$15,168,444
Walt Disney Co.	627,876	21,592,656
		$36,761,100
Multiline Retail — 0.7%
J.C. Penney Company, Inc.	141,024	$8,936,691
		$8,936,691
Multi-Utilities — 3.3%
Dominion Resources, Inc.	296,540	$24,998,322
Public Service Enterprise Group, Inc.	226,893	19,964,315
		$44,962,637
Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	207,270	$11,140,763
ConocoPhillips	373,198	32,755,588
Exxon Mobil Corp.	463,967	42,944,786
Hess Corp.	139,023	9,249,200
Occidental Petroleum Corp.	283,102	18,141,176
Williams Cos., Inc.	421,064	14,341,440
		$128,572,953

Paper and Forest Products — 1.6%
Weyerhaeuser Co.	309,133	$22,350,316
		$22,350,316
Pharmaceuticals — 5.4%
Abbott Laboratories	758,238	$40,656,722
Allergan, Inc.	157,237	10,137,069
Wyeth	528,009	23,522,801
		$74,316,592
Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.	101,527	$11,986,278
Vornado Realty Trust	169,920	18,580,752
		$30,567,030
Retail-Food and Drug — 0.7%
CVS Caremark Corp.	235,330	$9,326,128
		$9,326,128
Semiconductors & Semiconductor Equipment — 4.2%
Intel Corp.	1,199,273	$31,013,200
Maxim Integrated Products, Inc.	260,144	7,635,226
Microchip Technology, Inc.	260,306	9,454,314
NVIDIA Corp. (2)	276,209	10,009,814
		$58,112,554
Software — 2.4%
Microsoft Corp.	1,123,674	$33,103,436
		$33,103,436
Specialty Retail — 2.8%
Best Buy Co., Inc.	261,072	$12,014,533
Lowe’s Companies, Inc.	295,431	8,277,977
Staples, Inc.	846,228	18,185,440
		$38,477,950
Tobacco — 2.4%
Altria Group, Inc.	474,558	$32,996,018
		$32,996,018
Total Common Stocks (identified cost $1,299,078,518)		$1,353,692,765

Put Options Purchased — 1.3%

Security	Number of Contracts	Value
S&P 500 Index, Expires 12/22/07, Strike $1,335	2,090	$1,985,500
S&P 500 Index, Expires 12/22/07, Strike 1,400	1,035	1,656,000
S&P 500 Index, Expires 12/22/07, Strike 1,405	1,035	1,759,500
S&P 500 Index, Expires 12/22/07, Strike 1,420	1,360	2,611,200
S&P 500 Index, Expires 12/22/07, Strike 1,425	2,130	3,940,500
S&P 500 Index, Expires 12/22/07, Strike 1,435	2,090	4,524,850
S&P 500 Index, Expires 12/22/07, Strike 1,450	667	1,587,460
Total Put Options Purchased (identified cost $44,888,121)		$18,065,010

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 5.01% (4)	$17,373	$17,373,220
Total Short-Term Investments (identified cost $17,373,220)		$17,373,220
Total Investments — 101.2% (identified cost $1,361,339,859)		$1,389,130,995

Covered Call Options Written — (1.1%)

Type of Contract	Number of Contracts	Premiums Received	Value
S&P 500 Index, Expires 10/20/07, Strike $1,490	181	$732,706	$(929,435)
S&P 500 Index, Expires 10/20/07, Strike 1,525	4,952	16,142,801	(12,825,680)
S&P 500 Index, Expires 10/20/07, Strike 1,530	360	1,223,136	(853,200)
S&P 500 Index, Expires 10/20/07, Strike 1,535	370	1,183,112	(740,000)
Total Covered Call Options Written (premiums received $19,281,755)			$(15,348,315)

Put Options Written — (0.4%)

Type of Contract	Number of Contracts	Premiums Received	Value
AON Corp., Expires 10/20/07, Strike $35	3,542	$145,222	$(106,260)
Apple Inc., Expires 10/20/07, Strike 130	763	589,036	(27,468)
Bank of New York Mellon, Expires 12/21/2007, Strike 40	5,123	548,043	(476,439)
Cisco Systems Inc., Expires 10/20/07, Strike 27.5	3,381	267,099	(6,762)
Comcast Corp., Expires 10/20/07, Strike 25	6,200	328,600	(651,000)
Corning Inc., Expires 1/18/08, Strike 22.5	4,553	500,830	(455,300)
CVS Corp., Expires 1/18/08, Strike 35	2,732	150,260	(136,600)
Diamond Offshore, Inc., Expires 12/21/07, Strike 100	1,366	350,625	(314,180)
Ebay Inc., Expires 1/18/2008, Strike 35	1,951	215,800	(216,561)
Ecolab, Inc., Expires 10/20/07, Strike 40	2,325	139,500	(23,250)
Edison International, Expires 11/16/07, Strike 52.5	1,951	128,766	(185,345)
FDX Corp., Expires 10/20/07, Strike 100	930	145,638	(79,050)
General Dynamics Corp., Expires 11/17/07, Strike 75	2,480	546,592	(86,800)
GoldCorp, Inc., Expires 10/20/07, Strike 22.5	5,511	325,149	(27,555)
H&R Block, Expires 1/18/08, Strike 20	5,123	613,479	(655,744)
Illinois Tool Works, Inc., Expires 12/21/07, Strike 50	2,049	100,340	(92,205)
Johnson & Johnson, Expires 10/20/07, Strike 55	2,930	86,201	(14,650)
Merrill Lynch, Expires 1/18/08, Strike 65	903	273,609	(225,750)
Nokia Corp., Expires 1/18/08, Strike 32.5	4,203	350,993	(298,413)
NRG Energy Inc., Expires 12/21/07, Strike 37.5	2,732	218,560	(239,050)
PepsiCo, Inc., Expires 10/20/07, Strike 65	2,384	417,200	(23,840)
Reynolds Metal, Expires 1/18/08, Strike 57.5	1,781	210,425	(209,267)
Rohm and Haas, Expires 10/20/07, Strike 50	1,860	107,880	(27,900)
Schering-Plough, Expires 11/17/07, Strike 25	3,720	173,315	(27,900)
Schlumberger, Ltd., Expires 1/18/08, Strike 95	532	244,188	(196,840)
Texas Instruments, Inc., Expires 10/20/07, Strike 32.5	4,769	307,791	(19,076)
Thermo Fisher Scientific, Inc., Expires 12/21/07, Strike 50	2,049	92,219	(102,451)
Time Warner Inc., Expires 10/20/07, Strike 17.5	2,409	59,864	(24,090)
Transocean Inc., Expires 1/18/08, Strike 100	778	217,256	(163,380)
United Health, Expires 12/21/2007, Strike 45	2,276	138,836	(193,460)
Zimmer Holdings, Inc., Expires 12/21/2007, Strike 75	1,366	158,237	(167,335)
Total Put Options Written (premiums received $8,151,553)			$(5,473,921)

Other Assets, Less Liabilities — 0.3%	$4,231,120
Net Assets — 100.0%	$1,372,539,879

(1)	A portion of each common stock holding has been segregated as collateral for options written.
(2)	Non-income producing security.
(3)	Foreign security.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Net income allocated from the Investment Cash Management Portfolio for the period from the start of business July 31, 2007 to September 30, 2007 was $456,068.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,361,339,859
Gross unrealized appreciation	$65,203,301
Gross unrealized depreciation	(37,412,165)
Net unrealized appreciation	$27,791,136

Written options activity for the period from the start of business, July 31, 2007, to September 30, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	0	$0
Options written	139,468	55,641,682
Options terminated in closing purchase transactions	(13,888)	(25,464,920)
Options expired	(35,045)	(2,743,454)
Outstanding, end of period	90,535	$27,433,308

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	November 15, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	November 15, 2007